INCOME TAXES (Tables)	12 Months Ended
Dec. 28, 2013
INCOME TAXES [Abstract]
Components of income tax expense (benefit)
Income tax provisions for the years ended December 28, 2013, December 29, 2012, and December 31, 2011 are summarized as follows (in thousands):

	2013	2012	2011
Currently Payable:
Federal	$12,683	$5,167	$453
State and local	3,381	2,160	1,419
Foreign	3,928	3,123	3,000
	19,992	10,450	4,872
Net Deferred:
Federal	3,696	3,464	(1,884)
State and local	600	946	(137)
Foreign	166	194	23
	4,462	4,604	(1,998)
	$24,454	$15,054	$2,874

Components of earnings before income taxes	The components of earnings before income taxes consist of the following:
	2013	2012	2011

U.S.	$59,334	$31,768	$328
Foreign	10,924	9,296	8,459
Total	$70,258	$41,064	$8,787

Effective income tax rate reconciliation
The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	34.0%
State and local taxes (net of federal benefits)	4.2	5.2	8.2
Effect of noncontrolling owned interest in earnings of partnerships	(0.3)	(0.5)	(3.0)
Manufacturing deduction	(2.0)	(1.6)	(1.9)
Tax credits, including foreign tax credit	(2.5)	(1.2)	(15.4)
Change in valuation allowance	-	-	-
Change in uncertain tax positions reserve	0.6	(1.0)	0.4
Foreign rate differential	0.3	0.7	0.4
Other permanent differences	0.6	1.1	4.9
Other, net	(1.1)	(1.1)	4.9
Effective income tax rate	34.8%	36.6%	32.5%

Components of deferred tax assets and liabilities
Temporary differences which give rise to deferred income tax assets and (liabilities) on December 28, 2013 and December 29, 2012 are as follows (in thousands):

	2013	2012
Employee benefits	$7,698	$7,295
Net operating loss carryforwards	1,136	1,780
Foreign subsidiary capital loss carryforward	628	671
Other tax credits	2,141	1,494
Inventory	113	838
Reserves on receivables	1,011	1,193
Accrued expenses	4,470	2,995
Other, net	3,172	2,673
Gross deferred income tax assets	20,369	18,939
Valuation allowance	(1,021)	(859)
Deferred income tax assets	19,348	18,080

Depreciation	(21,114)	(18,248)
Intangibles	(15,269)	(12,781)
Other, net	(1,522)	(1,010)
Deferred income tax liabilities	(37,905)	(32,039)
Net deferred income tax liability	$(18,557)	$(13,959)